Fair value estimation	6 Months Ended
Jun. 30, 2024
Fair value estimation
Fair value estimation
4.	Fair value estimation

The table below analyses the Group’s financial instruments carried at fair value as at December 31, 2023 and June 30, 2024, by level of the inputs to valuation techniques used to measure fair value. Such inputs are categorized into three levels within a fair value hierarchy as follows:

(1)Quoted prices (unadjusted) in active markets for identical assets or liabilities (level 1)
(2)Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly (that is, as prices) or indirectly (that is, derived from prices) (level 2), and
(3)Inputs for the asset or liability that are not based on observable market data (that is, unobservable inputs) (level 3).

The following table presents the Group’s financial instruments that are measured at fair value as at December 31, 2023 and June 30, 2024:

	Level 1	Level 2	Level 3	Total
	RMB’000	RMB’000	RMB’000	RMB’000
As at December 31, 2023
Assets:
Financial assets at fair value through profit or loss	—	—	104,952	104,952
Financial assets at fair value through other comprehensive income	104,970	—	—	104,970
Liabilities:
Convertible bonds	—	—	272,684	272,684
As at June 30,2024
Assets:
Financial assets at fair value through profit or loss	—	—	40,513	40,513
Financial assets at fair value through other comprehensive income	60,880	—	114,024	174,904
Liabilities:
Convertible bonds	—	—	251,942	251,942

(a)Financial instruments in level 3

If one or more of the significant inputs is not based on observable market data, the instrument is included in level 3. Specific valuation techniques used to value financial instruments include:

●The use of quoted market prices or investor quotes for similar instruments
●The discounted cash flow model and unobservable inputs mainly including assumptions of expected future cash flows and discount rate
●The latest round of financing, i.e. the prior transaction price or the third-party pricing information, and
●A combination of observable and unobservable inputs, including risk-free rate, expected volatility, discount rate for lack of marketability, market multiples, etc.

As at June 30, 2024, level 3 instruments of the Group’s assets and liabilities include long-term investments measured at fair value through profit or loss (investments in ordinary shares of unlisted companies with no significant influence), instruments to purchase the Company’s shares and convertible bonds. As the instruments are not traded in active markets, their fair values have been determined by using an applicable valuation technique, such as the market approach, the Monte Carlo simulation model and binomial tree model, respectively.

The carrying amounts of the Group’s financial assets and liabilities not carried at fair value, including cash and cash equivalents, trade receivables, other receivables, other financial assets, trade payables and other payables, approximate their fair values due to their short maturities or the interest rates being close to the market interest rates.

During the six months ended June 30, 2024, the Group subscribed RMB114.0 million of level 3 financial instruments and designated at fair value through other comprehensive income, and recorded fair value changes of RMB65.6 million (six months ended June 30, 2023: RMB1.2 million) from remeasurement of financial instruments at fair value through profit or loss. There were no other additions or disposals of level 3 financial assets during the period.